DEBT - OpCo Notes (Details) (USD $)	Dec. 28, 2012	Sep. 07, 2012	Jun. 21, 2012	Dec. 31, 2010	Nov. 30, 2010
Predecessor | Senior subordinated notes
Debt Instrument [Line Items]
Stated interest rate	8.125%
OpCo Notes
Debt Instrument [Line Items]
Aggregate consent payment			$ 1,500,000
Stated interest rate			7.50%		7.00%
Unamortized fair value premium on debt		22,500,000
Deferred debt financing fees				6,900,000
Unamortized capitalized debt issuance costs allocated to goodwill		$ 5,700,000